Dividends - Summary of dividends declared and paid (Details) $ / shares in Units, shares in Thousands, $ in Thousands													6 Months Ended		12 Months Ended
	Jun. 28, 2024 £ / shares shares	Jun. 28, 2024 USD ($) $ / shares shares	Mar. 28, 2024 £ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares	Dec. 29, 2023 £ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Sep. 29, 2023 £ / shares shares	Sep. 29, 2023 USD ($) $ / shares shares	Jun. 30, 2023 £ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 28, 2023 £ / shares shares	Mar. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Dividends1 [Abstract]
Dividend per Share (in USD/GBP per share) | (per share)	£ 0.2283	$ 0.290	£ 0.6844	$ 0.875	£ 0.6840	$ 0.875	£ 0.7040	$ 0.875	£ 0.6860	$ 0.875	£ 0.7220	$ 0.875
Shares Outstanding (in shares)	47,063	47,063	47,221	47,221	47,857	47,857	48,157	48,157	48,155	48,155	47,869	47,869	46,856	48,155	47,556	41,447
Shares Outstanding (in shares)									48,165	48,165				48,165
Gross Dividends Paid | $		$ 13,648		$ 41,319		$ 41,875		$ 42,137		$ 42,144		$ 41,885	$ 54,967	$ 84,029	$ 168,041